Capital and financial risk management - Contractual cash flows for non-derivative financial liabilities and derivative instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Borrowings	£ 8,451	£ 9,979
Interest on borrowings	1,818	2,143
Lease liability on leases with annual payments	133	123
Interest on lease liabilities	8	6
Trade payables and other liabilities not in net debt	3,333	3,494
Gross contractual cash flows	13,743	15,745
Due in less than one year
Borrowings
Borrowings	788	1,437
Interest on borrowings	253	270
Lease liability on leases with annual payments	48	50
Interest on lease liabilities	4	3
Trade payables and other liabilities not in net debt	3,324	3,485
Gross contractual cash flows	4,417	5,245
Between one and two years
Borrowings
Borrowings	1,547	694
Interest on borrowings	210	253
Lease liability on leases with annual payments	43	36
Interest on lease liabilities	2	2
Trade payables and other liabilities not in net debt	8	8
Gross contractual cash flows	1,810	993
Between two and three years
Borrowings
Borrowings	1,012	1,587
Interest on borrowings	190	209
Lease liability on leases with annual payments	12	19
Interest on lease liabilities	1	1
Trade payables and other liabilities not in net debt	1	1
Gross contractual cash flows	1,216	1,817
Between three and four years
Borrowings
Borrowings	897	919
Interest on borrowings	148	190
Lease liability on leases with annual payments	7	9
Interest on lease liabilities	1
Gross contractual cash flows	1,053	1,118
Between four and five years
Borrowings
Borrowings	668	1,075
Interest on borrowings	129	149
Lease liability on leases with annual payments	4	6
Gross contractual cash flows	801	1,230
After five years
Borrowings
Borrowings	3,539	4,267
Interest on borrowings	888	1,072
Lease liability on leases with annual payments	19	3
Gross contractual cash flows	£ 4,446	£ 5,342